UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number:  028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                 New York, NY              February 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 123

Form 13F Information Table Value Total: $ 279,030
                                          (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number              Name

1          028-12803                         Newland Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2008


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6        COL 7      COLUMN 8

                              TITLE                      VALUE      SHRS OR    SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x$1,000)  PRN AMT    PRN CALL   DISCRETION      MGRS  SOLE     SHARED NONE
--------------                --------        -----      ---------  -------    --- ----   ----------      ----  ----     ------ ----
AEGEAN MARINE PETROLEUM NETW  SHS             Y0017S102     822         48,447 SH         Shared-Defined  1        48,447
AEGEAN MARINE PETROLEUM NETW  SHS             Y0017S102     594         35,000 SH  CALL   Shared-Defined  1        35,000
AERCAP HOLDINGS NV            SHS             N00985106      76         25,100 SH         Shared-Defined  1        25,100
AGCO CORP                     COM             001084102   2,123         90,000 SH         Shared-Defined  1        90,000
ALCOA INC                     COM             013817101     120         10,700 SH         Shared-Defined  1        10,700
ALTRA HOLDINGS INC            COM             02208R106   3,583        452,989 SH         Shared-Defined  1       452,989
AMERICAN COMMERCIAL LINES     COM NEW         025195207     179         36,436 SH         Shared-Defined  1        36,436
ASHLAND INC NEW               COM             044209104     210         20,000 SH         Shared-Defined  1        20,000
ATS MED INC                   COM             002083103   9,311      3,349,418 SH         Shared-Defined  1     3,349,418
BEACON ROOFING SUPPLY INC     COM             073685109     377         27,134 SH         Shared-Defined  1        27,134
BUCYRUS INTL INC NEW          COM             118759109   3,042        164,263 SH         Shared-Defined  1       164,263
C&D TECHNOLOGIES INC          COM             124661109   8,051      2,572,330 SH         Shared-Defined  1     2,572,330
CABOT CORP                    COM             127055101     612         40,000 SH         Shared-Defined  1        40,000
CAI INTERNATIONAL INC         COM             12477X106     160         50,400 SH         Shared-Defined  1        50,400
CANADIAN PAC RY LTD           COM             13645T100   3,167         94,200 SH         Shared-Defined  1        94,200
CATERPILLAR INC DEL           COM             149123101     447         10,000 SH  PUT    Shared-Defined  1        10,000
CELADON GROUP INC             COM             150838100     670         78,521 SH         Shared-Defined  1        78,521
CENVEO INC                    COM             15670S105     493        110,715 SH         Shared-Defined  1       110,715
CHINDEX INTERNATIONAL INC     COM             169467107     136         17,142 SH         Shared-Defined  1        17,142
CISCO SYS INC                 COM             17275R102   3,037        186,300 SH         Shared-Defined  1       186,300
CITIGROUP INC                 COM             172967101     268         40,000 SH  CALL   Shared-Defined  1        40,000
CLARIENT INC                  COM             180489106   1,204        738,640 SH         Shared-Defined  1       738,640
COLFAX CORP                   COM             194014106     269         25,845 SH         Shared-Defined  1        25,845
COMFORT SYS USA INC           COM             199908104   1,319        123,700 SH         Shared-Defined  1       123,700
COMFORT SYS USA INC           COM             199908104     533         50,000 SH  CALL   Shared-Defined  1        50,000
COMMERCIAL METALS CO          COM             201723103     933         78,590 SH         Shared-Defined  1        78,590
COVENANT TRANSN GROUP INC     CL A            22284P105     350        174,920 SH         Shared-Defined  1       174,920
CROWN HOLDINGS INC            COM             228368106   2,840        147,900 SH         Shared-Defined  1       147,900
CUMMINS INC                   COM             231021106     401         15,000 SH  CALL   Shared-Defined  1        15,000
DEERE & CO                    COM             244199105   1,609         42,000 SH         Shared-Defined  1        42,000
DEERE & CO                    COM             244199105   1,533         40,000 SH  CALL   Shared-Defined  1        40,000
DOMTAR CORP                   COM             257559104   2,242      1,342,700 SH         Shared-Defined  1     1,342,700
DXP ENTERPRISES INC NEW       COM NEW         233377407   5,734        392,483 SH         Shared-Defined  1       392,483
ENVIRONMENTAL PWR CORP        COM NEW         29406L201     131        207,913 SH         Shared-Defined  1       207,913
FREEPORT-MCMORAN COPPER & GO  COM             35671D857     611         25,000 SH  CALL   Shared-Defined  1        25,000
FREESEAS INC                  COM             Y26496102     119         85,422 SH         Shared-Defined  1        85,422
FREIGHTCAR AMER INC           COM             357023100   8,535        467,165 SH         Shared-Defined  1       467,165
GENERAL CABLE CORP DEL NEW    COM             369300108   1,858        105,000 SH  CALL   Shared-Defined  1       105,000
GENERAL ELECTRIC CO           COM             369604103   3,281        202,500 SH         Shared-Defined  1       202,500
GENTEX CORP                   COM             371901109     230         26,027 SH         Shared-Defined  1        26,027
GERDAU AMERISTEEL CORP        COM             37373P105      64         10,500 SH         Shared-Defined  1        10,500
GLOBAL SHIP LEASE INC NEW     SHS A           Y27183105   3,124      1,092,245 SH         Shared-Defined  1     1,092,245
GOODYEAR TIRE & RUBR CO       COM             382550101     956        160,000 SH  CALL   Shared-Defined  1       160,000
GRACO INC                     COM             384109104   1,407         59,288 SH         Shared-Defined  1        59,288
GRAFTECH INTL LTD             COM             384313102     998        120,000 SH         Shared-Defined  1       120,000
H & E EQUIPMENT SERVICES INC  COM             404030108   3,622        469,809 SH         Shared-Defined  1       469,809
HARRIS CORP DEL               COM             413875105   1,109         29,150 SH         Shared-Defined  1        29,150
HONEYWELL INTL INC            COM             438516106   1,805         55,000 SH  CALL   Shared-Defined  1        55,000
HORSEHEAD HLDG CORP           COM             440694305     394         83,800 SH         Shared-Defined  1        83,800
IDEX CORP                     COM             45167R104   3,236        133,985 SH         Shared-Defined  1       133,985
INGERSOLL-RAND COMPANY LTD    CL A            G4776G101   2,776        160,000 SH  CALL   Shared-Defined  1       160,000
INTERLINE BRANDS INC          COM             458743101   5,766        542,409 SH         Shared-Defined  1       542,409
INTERLINE BRANDS INC          COM             458743101     213         20,000 SH  CALL   Shared-Defined  1        20,000
IPG PHOTONICS CORP            COM             44980X109  34,386      2,608,937 SH         Shared-Defined  1     2,608,937
ISHARES TR                    RUSSELL 2000    464287655   4,431         90,000 SH  PUT    Shared-Defined  1        90,000
KANSAS CITY SOUTHERN          COM NEW         485170302   1,985        104,197 SH         Shared-Defined  1       104,197
MANITOWOC INC                 COM             563571108     414         47,800 SH  CALL   Shared-Defined  1        47,800
MARKET VECTORS ETF TR         GBL ALTER ENRG  57060U407   1,130         48,377 SH         Shared-Defined  1        48,377
MARTEN TRANS LTD              COM             573075108     535         28,227 SH         Shared-Defined  1        28,227
MASTEC INC                    COM             576323109     290         25,000 SH         Shared-Defined  1        25,000
MCDERMOTT INTL INC            COM             580037109     395         40,000 SH  CALL   Shared-Defined  1        40,000
MONSANTO CO NEW               COM             61166W101     281          4,000 SH         Shared-Defined  1         4,000
MUELLER WTR PRODS INC         COM SER A       624758108   1,176        140,000 SH         Shared-Defined  1       140,000
MUELLER WTR PRODS INC         COM SER A       624758108     103         12,188 SH         Shared-Defined  1        12,188
MYLAN INC                     COM             628530107     643         65,000 SH         Shared-Defined  1        65,000
NETSOL TECHNOLOGIES INC       COM NEW         64115A204   1,629      2,544,971 SH         Shared-Defined  1     2,544,971
ODYSSEY MARINE EXPLORATION I  COM             676118102   4,975      1,544,979 SH         Shared-Defined  1     1,544,979
OLIN CORP                     COM PAR $1      680665205     900         49,800 SH         Shared-Defined  1        49,800
OSHKOSH CORP                  COM             688239201      89         10,000 SH         Shared-Defined  1        10,000
OSHKOSH CORP                  COM             688239201   3,862        434,500 SH  CALL   Shared-Defined  1       434,500
OWENS CORNING NEW             COM             690742101     173         10,000 SH         Shared-Defined  1        10,000
P A M TRANSN SVCS INC         COM             693149106     603         86,130 SH         Shared-Defined  1        86,130
PACCAR INC                    COM             693718108     286         10,000 SH  PUT    Shared-Defined  1        10,000
PALL CORP                     COM             696429307     426         15,000 SH         Shared-Defined  1        15,000
PENFORD CORP                  COM             707051108  11,385      1,125,001 SH         Shared-Defined  1     1,125,001
PENTAIR INC                   COM             709631105   2,307         97,480 SH         Shared-Defined  1        97,480
PGT INC                       COM             69336V101     101         89,000 SH         Shared-Defined  1        89,000
POWERSHARES ETF TRUST         WNDRHLL CLN EN  73935X500   1,476        171,229 SH         Shared-Defined  1       171,229
POWERSHARES GLOBAL ETF TRUST  EX US SML PORT  73936T771     141         10,000 SH         Shared-Defined  1        10,000
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD  73936B408     524         20,000 SH         Shared-Defined  1        20,000
QUALITY DISTR INC FLA         COM             74756M102   5,749      1,916,426 SH         Shared-Defined  1     1,916,426
QUANEX BUILDING PRODUCTS COR  COM             747619104     275         29,300 SH         Shared-Defined  1        29,300
ROBBINS & MYERS INC           COM             770196103     220         13,598 SH         Shared-Defined  1        13,598
ROCKWOOD HLDGS INC            COM             774415103     713         66,000 SH         Shared-Defined  1        66,000
RSC HOLDINGS INC              COM             74972L102     646         75,833 SH         Shared-Defined  1        75,833
SAIA INC                      COM             78709Y105   4,586        422,241 SH         Shared-Defined  1       422,241
SAIC INC                      COM             78390X101     974         50,000 SH         Shared-Defined  1        50,000
SCHNITZER STL INDS            CL A            806882106     377         10,000 SH  PUT    Shared-Defined  1        10,000
SEACOR HOLDINGS INC           COM             811904101     207          3,100 SH         Shared-Defined  1         3,100
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605   1,879        150,000 SH  CALL   Shared-Defined  1       150,000
SIMS METAL MANAGEMENT LTD     SPONS ADR       829160100   1,370        110,320 SH         Shared-Defined  1       110,320
SMITH A O                     COM             831865209     302         10,217 SH         Shared-Defined  1        10,217
SMURFIT-STONE CONTAINER CORP  COM             832727101     267      1,047,468 SH         Shared-Defined  1     1,047,468
SOLUTIA INC                   COM NEW         834376501     842        187,174 SH         Shared-Defined  1       187,174
SPDR GOLD TRUST               GOLD SHS        78463V107     389          4,500 SH         Shared-Defined  1         4,500
SPDR TR                       UNIT SER 1      78462F103  56,716        628,500 SH  PUT    Shared-Defined  1       628,500
SPX CORP                      COM             784635104   2,819         69,515 SH         Shared-Defined  1        69,515
STAR BULK CARRIERS CORP       COM             Y8162K105   1,278        500,496 SH         Shared-Defined  1       500,496
SUPERTEL HOSPITALITY INC MD   COM             868526104     869        511,402 SH         Shared-Defined  1       511,402
TECO ENERGY INC               COM             872375100     309         25,000 SH         Shared-Defined  1        25,000
TEREX CORP NEW                COM             880779103     260         15,000 SH  CALL   Shared-Defined  1        15,000
THOMPSON CREEK METALS CO INC  COM             884768102     128         32,100 SH         Shared-Defined  1        32,100
TITAN INTL INC ILL            COM             88830M102     475         57,558 SH         Shared-Defined  1        57,558
TRAVELCENTERS OF AMERICA LLC  COM             894174101     756        314,801 SH         Shared-Defined  1       314,801
TRINITY INDS INC              COM             896522109     236         15,000 SH         Shared-Defined  1        15,000
TVI CORP NEW                  COM             872916101     264      2,511,317 SH         Shared-Defined  1     2,511,317
TYCO INTL LTD BERMUDA         SHS             G9143X208   2,994        138,600 SH         Shared-Defined  1       138,600
TYCO INTL LTD BERMUDA         SHS             G9143X208   3,117        144,300 SH  CALL   Shared-Defined  1       144,300
ULTRAPETROL BAHAMAS LTD       COM             P94398107   1,059        331,918 SH         Shared-Defined  1       331,918
UNITED RENTALS INC            COM             911363109     433         47,500 SH  CALL   Shared-Defined  1        47,500
UNITED STATES OIL FUND LP     UNITS           91232N108     497         15,000 SH         Shared-Defined  1        15,000
USA TRUCK INC                 COM             902925106   8,149        590,922 SH         Shared-Defined  1       590,922
UTI WORLDWIDE INC             ORD             G87210103     885         61,700 SH  CALL   Shared-Defined  1        61,700
VITRAN CORP INC               COM             92850E107   2,005        320,343 SH         Shared-Defined  1       320,343
WASTE CONNECTIONS INC         COM             941053100   1,105         35,000 SH         Shared-Defined  1        35,000
WASTE CONNECTIONS INC         COM             941053100   1,105         35,000 SH  PUT    Shared-Defined  1        35,000
WESCO INTL INC                COM             95082P105   1,432         74,485 SH         Shared-Defined  1        74,485
WESCO INTL INC                COM             95082P105     385         20,000 SH  CALL   Shared-Defined  1        20,000
WESTPORT INNOVATIONS INC      COM NEW         960908309     422         82,764 SH         Shared-Defined  1        82,764
WILLBROS GROUP INC            COM             969199108     212         25,000 SH  CALL   Shared-Defined  1        25,000
XENONICS HLDGS INC            COM             984117101     347        630,918 SH         Shared-Defined  1       630,918
XTO ENERGY INC                COM             98385X106     529         15,000 SH         Shared-Defined  1        15,000
YAHOO INC                     COM             984332106     122         10,000 SH  CALL   Shared-Defined  1        10,000

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